EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about changes in the fair value of plan assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Assets And Liabilities [Abstract]
Balance at January 1,	$ 277	$ 217
Interest income	7	7
Return, net of interest income - remeasurement gain (loss)	32	(12)
Benefits paid	(187)	(50)
Amounts deposited	43	116
Foreign currency translation effect	0	(1)
Balance at December 31,	$ 172	$ 277